Taxes On Income (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Allowance for doubtful accounts	$ 429	$ 1,361
Accrued severance pay and accrued vacation pay	344	660
Research and development expenses	2,683	4,270
Other deductions for tax purposes	1,965	1,712
Net loss carry forward	83,644	76,181
Total deferred tax assets	89,065	84,184
Acquired intangibles	(6,850)	(7,743)
Deferred tax assets, net before valuation allowance	82,215	76,441
Valuation allowance	(82,215)	(76,441)
Deferred tax assets